Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information
Entity Registrant Name	eWELLNESS HEALTHCARE Corp
Entity Central Index Key	0001550020
Document Type	S-1
Document Period End Date	Mar. 31, 2015
Amendment Flag	true
Amendment Description	Pre-Effective Amendment No. 1
Entity Filer Category	Smaller Reporting Company
Current Fiscal Year End Date	--12-31